TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (18,671)	$ 19,539	$ 12,859
Foreign	(36,937)	300	(537)
Income (loss) before taxes on income	$ (55,608)	$ 19,839	$ 12,322